Business Combination Finite Lived Intangible Assets (Details) - Sbtech Member $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 490,513
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 392,028
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years
User relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 93,699
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 4,308
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 478
Licensing Agreements [Member] | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Licensing Agreements [Member] | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years